Document and Entity Information	Aug. 12, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	Alight, Inc. / Delaware
Amendment Flag	false
Entity Central Index Key	0001809104
Document Type	8-K
Document Period End Date	Aug. 12, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-39299
Entity Tax Identification Number	86-1849232
Entity Address, Address Line One	4 Overlook Point
Entity Address, City or Town	Lincolnshire
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60069
City Area Code	(224)
Local Phone Number	737-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	ALIT
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase one share of Class A Common Stock
Trading Symbol	ALIT.WS
Security Exchange Name	NYSE